Putnam VT Diversified Income Fund
The fund's portfolio
9/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (33.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 10/1/54	$3,000,000	$3,029,358
5.50%, 5/20/49	14,291	14,639
5.00%, TBA, 10/1/54	3,000,000	3,005,272
5.00%, 5/20/49	42,239	42,708
4.50%, TBA, 10/1/54	4,000,000	3,950,081
4.00%, TBA, 10/1/54	3,000,000	2,900,769
3.50%, with due dates from 10/20/49 to 11/20/49	47,462	44,072

		12,986,899
U.S. Government Agency Mortgage Obligations (21.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	34,365	34,891
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	9,000,000	9,279,444
6.00%, TBA, 10/1/54	8,000,000	8,177,481
5.50%, TBA, 10/1/54	1,000,000	1,011,736
5.00%, TBA, 10/1/54	4,000,000	3,997,969
2.50%, TBA, 10/1/54	1,000,000	863,321

		23,364,842

Total U.S. government and agency mortgage obligations (cost $36,443,120)		$36,351,741

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.50%, 5/15/38(i)	$17,000	$18,391
U.S. Treasury Notes 0.25%, 7/31/25(i)	120,000	116,350

Total U.S. treasury obligations (cost $134,741)		$134,741

MORTGAGE-BACKED SECURITIES (28.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (10.8%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$233,908	$43,907
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,540,045	324,649
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,174,384	493,686
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	128,773	17,339
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	2,786,269	567,910
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,453,791	287,906
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	177,988	11,316
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	60,370	1,666
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.855%, 9/25/50	2,029,636	301,517
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.705%, 7/25/50	1,980,610	268,208
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 1/25/50	1,519,364	197,417
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.643%, 8/15/56	1,666,822	264,582
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	464,728	69,889
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	40,185	6,697
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	769,428	113,456
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	113,251	16,702
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	1,980,408	444,722
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	98,357	22,353
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.005%, 4/25/40	218,807	27,766
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.855%, 3/25/48	1,171,633	121,723
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.805%, 6/25/48	1,544,637	214,198
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.805%, 6/25/45	1,073,427	82,773
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.755%, 5/25/47	2,398,855	272,257
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 8/25/49	1,025,112	120,775
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	423,985	85,993
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	778,323	154,301
Ser. 14-76, IO, 5.00%, 5/20/44	235,777	47,878
Ser. 12-146, IO, 5.00%, 12/20/42	396,653	80,843
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	755,690	144,993
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	158,309	34,249
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,035,276	229,555
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	570,792	107,545
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	316,800	63,242
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	324,368	48,031
Ser. 21-156, IO, 3.50%, 7/20/51	3,013,727	499,991
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,414,255	442,977
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	612,313	94,776
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	703,211	116,061
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	2,666,803	424,497
Ser. 16-H03, Class DI, IO, 2.023%, 12/20/65(WAC)	1,210,108	44,065
Ser. 17-H16, Class JI, IO, 1.936%, 8/20/67(WAC)	2,003,261	92,418
Ser. 15-H25, Class EI, IO, 1.88%, 10/20/65(WAC)	1,006,770	33,301
Ser. 17-H11, Class DI, IO, 1.782%, 5/20/67(WAC)	1,122,441	57,702
Ser. 15-H23, Class BI, IO, 1.767%, 9/20/65(WAC)	1,574,114	37,481
Ser. 16-H24, Class CI, IO, 1.682%, 10/20/66(WAC)	1,052,078	23,831
Ser. 17-H12, Class QI, IO, 1.642%, 5/20/67(WAC)	1,196,516	44,932
Ser. 15-H25, Class AI, IO, 1.621%, 9/20/65(WAC)	2,424,575	47,286
Ser. 13-H08, Class CI, IO, 1.598%, 2/20/63(WAC)	679,336	23,355
Ser. 14-H21, Class BI, IO, 1.572%, 10/20/64(WAC)	1,220,381	32,190
Ser. 17-H16, Class IG, IO, 1.481%, 7/20/67(WAC)	1,654,755	43,975
Ser. 17-H06, Class BI, IO, 1.424%, 2/20/67(WAC)	1,275,032	44,101
Ser. 16-H06, Class DI, IO, 1.401%, 7/20/65	1,729,742	53,537
Ser. 17-H08, Class NI, IO, 1.391%, 3/20/67(WAC)	1,642,046	57,698
Ser. 16-H23, Class NI, IO, 1.364%, 10/20/66(WAC)	3,872,020	177,346
Ser. 15-H10, Class BI, IO, 1.336%, 4/20/65(WAC)	973,398	41,520
Ser. 16-H09, Class BI, IO, 1.281%, 4/20/66(WAC)	1,996,246	88,869
Ser. 18-H05, Class BI, IO, 1.231%, 2/20/68(WAC)	1,684,513	82,789
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 6/20/51	1,595,568	252,554
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 5/20/51	2,285,965	337,640
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 4/20/51	1,756,361	249,707
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 9/20/50	2,086,085	324,870
Ser. 17-H09, IO, 1.222%, 4/20/67(WAC)	1,716,530	53,985
Ser. 16-H24, Class JI, IO, 1.20%, 11/20/66(WAC)	1,376,494	76,993
Ser. 17-H10, Class MI, IO, 1.131%, 4/20/67(WAC)	2,257,485	66,463
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.105%, 4/20/44	1,217,012	154,281
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 7/20/50	1,983,182	284,520
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 10/20/48	1,030,115	135,741
Ser. 17-H02, Class BI, IO, 1.045%, 1/20/67(WAC)	1,082,030	41,463
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 4/20/50	2,111,308	310,689
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 8/20/49	3,387,068	455,649
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 7/20/49	1,454,202	190,518
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.025%, 7/20/49	2,080,269	242,288
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.989%, 11/20/47	2,518,543	325,005
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 12/20/49	876,119	115,619
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.925%, 8/20/43	1,710,740	214,994
Ser. 16-H22, Class AI, IO, 0.895%, 10/20/66(WAC)	1,341,635	56,691
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.525%, 8/20/44	527,534	49,957
Ser. 16-H10, Class AI, IO, 0.498%, 4/20/66(WAC)	2,166,307	52,557
Ser. 16-H03, Class AI, IO, 0.479%, 1/20/66(WAC)	1,082,338	41,651

		11,928,577
Commercial mortgage-backed securities (8.1%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.353%, 9/15/34(WAC)	2,724,000	244,373
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.702%, 11/15/52(WAC)	336,000	211,416
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	4,856,000	329,720
FRB Ser. 24-C26, Class XA, IO, 1.242%, 5/15/57(WAC)	1,594,183	124,299
FRB Ser. 22-C14, Class XA, IO, 0.824%, 2/15/55(WAC)	2,939,574	110,045
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.199%, 11/16/38 (Cayman Islands)	101,819	101,532
Benchmark Mortgage Trust FRB Ser. 24-V10, Class XA, IO, 1.306%, 10/15/29(WAC)	3,821,000	212,030
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57(WAC)	3,412,000	192,921
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	243,000	224,146
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	234,000	228,971
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	102,639	96,401
FRB Ser. 14-CR16, Class C, 4.867%, 4/10/47(WAC)	283,000	264,041
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	86,251	78,900
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	264,888	259,928
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	264,000	249,125
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	203,000	191,509
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	144,000	139,622
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.005%, 5/10/47(WAC)	182,000	145,285
Ser. 12-CR3, Class F, 4.292%, 10/15/45 (In default)(NON)(WAC)	157,580	9,188
CSAIL Commercial Mortgage Trust Ser. 16-C5, Class A5, 3.757%, 11/15/48	126,000	124,329
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.28%, 11/25/51	460,000	467,758
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	4,466,459	224,086
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	237,000	215,722
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	128,169	121,060
GS Mortgage Securities Trust 144A FRB Ser. 13-GC13, Class AS, 3.997%, 7/10/46(WAC)	187,299	179,317
JPMBB Commercial Mortgage Securities Trust
Ser. 15-C31, Class A3, 3.801%, 8/15/48	123,490	121,831
Ser. 16-C1, Class A5, 3.576%, 3/17/49	74,000	72,795
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C18, Class D, 4.687%, 2/15/47(WAC)	152,000	124,583
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.916%, 6/15/51(WAC)	123,000	108,114
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.518%, 4/15/46(WAC)	127,000	54,044
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	240,000	232,211
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.964%, 10/15/46(WAC)	123,000	108,541
FRB Ser. 13-C10, Class D, 4.115%, 7/15/46(WAC)	230,000	157,022
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,333	78,825
FRB Ser. 18-H3, Class C, 5.011%, 7/15/51(WAC)	178,000	164,827
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.145%, 3/25/50	558,113	566,164
FRB Ser. 19-01, Class M10, 8.645%, 10/25/49	321,016	323,369
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.322%, 6/25/37	148,845	149,494
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	261,000	251,454
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 7.261%, 6/17/37 (Bermuda)	158,137	158,681
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	36
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class A4, 3.695%, 11/15/48	229,000	226,134
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	233,000	229,933
Ser. 20-C56, Class A2, 2.498%, 6/15/53	192,324	183,648
FRB Ser. 19-C52, Class XA, IO, 1.705%, 8/15/52(WAC)	1,843,126	107,515
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.638%, 9/15/58(WAC)	95,000	84,845
FRB Ser. 13-LC12, Class D, 4.082%, 7/15/46(WAC)	513,000	187,255
Ser. 14-LC16, Class D, 3.938%, 8/15/50	251,112	31,614
WF-RBS Commercial Mortgage Trust Ser. 14-C24, Class AS, 3.931%, 11/15/47	176,000	171,582
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.327%, 8/15/46(WAC)	555,000	232,778

		8,873,019
Residential mortgage-backed securities (non-agency) (9.6%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	311,151	320,070
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	145,891	147,855
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.779%, 10/25/35(WAC)	116,732	98,940
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.149%, 11/25/47	94,352	82,397
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.623%, 9/25/35	221,358	196,453
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.063%, 6/25/46	134,488	128,147
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.394%, 12/25/35	282,404	180,585
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.349%, 8/25/46	818,678	694,662
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.179%, 4/25/47	67,675	57,256
FRB Ser. 06-OA7, Class 1A1, 3.438%, 6/25/46(WAC)	502,305	479,102
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.395%, 7/25/28	1,017,770	1,126,924
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.745%, 4/25/28	515,292	549,676
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.195%, 3/25/28	322,963	334,283
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.395%, 10/25/48	333,000	424,928
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.895%, 3/25/49	152,000	181,047
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 8/25/50	135,000	183,434
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.745%, 6/25/50	237,000	313,750
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.145%, 9/25/48	389,000	454,474
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	244,882
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.645%, 9/25/28	964,939	1,110,563
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.145%, 10/25/28	494,871	569,612
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.145%, 1/25/29	89,289	101,908
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.78%, 1/25/42	148,000	156,646
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.495%, 9/25/31	428,392	455,302
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.045%, 2/25/40	276,000	292,110
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.645%, 1/25/40	155,000	160,989
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.615%, 11/25/36(WAC)	208,313	139,227
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.329%, 5/25/36	504,940	112,369
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.279%, 5/25/37	116,000	65,608
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.599%, 5/19/35	168,523	51,030
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 1.581%, 2/26/37	134,199	123,548
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.764%, 8/25/35	29,731	28,498
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	250,000	254,150
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.329%, 1/25/37	178,926	155,892
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	187,616
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (CME Term SOFR 1 Month + 0.28%), 5.139%, 7/25/47	107,178	79,069
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.269%, 5/25/36	344,946	271,496

		10,514,498

Total mortgage-backed securities (cost $31,935,345)		$31,316,094

CORPORATE BONDS AND NOTES (24.5%)(a)
		Principal amount	Value
Basic materials (2.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$135,000	$153,428
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		30,000	31,422
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		15,000	15,987
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		265,000	256,388
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		25,000	25,648
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		125,000	121,169
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		140,000	145,237
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		60,000	60,734
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		158,000	150,350
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		250,000	256,809
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		140,000	137,529
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		320,000	300,662
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		120,000	119,283
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		120,000	124,470
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		255,000	275,318
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		50,000	51,815

			2,226,249
Capital goods (1.3%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		250,000	264,514
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		92,000	87,283
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		30,000	31,573
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		265,000	277,504
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		121,000	118,134
Huntington Ingalls Industries, Inc. company guaranty sr. unsec. notes 2.043%, 8/16/28		150,000	137,751
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		150,000	144,371
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		158,000	168,469
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		54,000	58,650
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		35,000	35,350
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		90,000	94,330
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		35,000	36,491

			1,454,420
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		275,000	265,813
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		275,000	274,454
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		140,000	123,499
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		545,000	523,502
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		145,000	135,106
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	135,000	139,298
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$200,000	213,875

			1,675,547
Consumer cyclicals (4.5%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		120,000	122,682
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		210,000	218,443
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		260,000	271,210
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		130,000	124,218
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		131,000	136,945
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		46,000	49,666
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		155,000	152,532
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		120,000	125,584
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		170,000	154,597
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	120,000	132,213
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$213,000	219,469
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	148,658
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$260,000	269,195
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	148,263
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		92,000	95,529
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		68,000	67,255
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		69,000	67,654
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		155,000	146,719
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		44,000	47,011
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		145,000	144,290
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		120,000	120,123
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,569
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		110,000	112,839
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		50,000	50,688
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	121,145
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		160,000	165,831
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	125,000	134,619
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$165,000	153,159
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		276,000	274,439
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		145,000	140,772
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	285,000	315,455
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$269,000	268,313
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		200,000	183,222
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		40,000	43,181

			4,941,488
Consumer staples (1.5%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		118,000	117,737
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	195,113
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	100,000	111,385
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	111,385
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$115,000	120,235
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		250,000	241,468
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		35,000	36,281
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		135,000	136,828
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		73,000	67,985
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		270,000	280,172
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		51,000	48,240
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		145,000	143,844

			1,610,673
Energy (3.2%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		135,000	135,411
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		150,000	155,466
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		145,000	143,358
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		120,000	122,335
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		245,000	259,648
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	386,273
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		155,000	148,107
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		265,000	267,020
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		265,000	269,748
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		123,000	127,914
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	34,917
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		80,000	84,837
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		180,000	155,905
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	128,299
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		200,000	197,066
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		125,000	118,852
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		115,000	114,993
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		145,000	144,632
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		130,000	138,562
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		72,000	72,079
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		260,000	274,718

			3,480,140
Financials (5.0%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		120,000	123,596
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		200,000	200,167
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		300,000	312,935
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		135,000	135,112
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		270,000	281,126
Athene Global Funding 144A notes 5.583%, 1/9/29		130,000	134,680
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		135,000	137,971
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		285,000	300,904
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		135,000	134,747
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		170,000	174,368
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		130,000	137,401
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	203,695
GA Global Funding Trust 144A notes 4.40%, 9/23/27		150,000	149,713
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		260,000	277,835
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		115,000	123,139
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		540,000	559,743
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		405,000	415,322
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		290,000	284,399
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		135,000	138,617
Protective Life Global Funding 144A 5.467%, 12/8/28		175,000	183,162
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		120,000	124,102
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		95,000	97,394
UBS AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		250,000	274,661
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		275,000	276,856
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		265,000	275,770

			5,457,415
Health care (1.5%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		159,000	146,736
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	42,399
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		135,000	140,070
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		135,000	137,585
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		75,000	75,512
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		295,000	281,173
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		285,000	311,262
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		260,000	271,228
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		249,000	285,791

			1,691,756
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		135,000	134,118
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		295,000	281,817
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		156,000	152,358
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		135,000	138,549
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		92,000	106,901

			813,743
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	100,000	126,056

			126,056
Utilities and power (3.1%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$200,000	216,588
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		110,000	112,671
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		200,000	213,317
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		130,000	135,737
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		360,000	365,201
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		130,000	139,854
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	228,159
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		200,000	216,760
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		270,000	277,839
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		130,000	134,816
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		95,000	97,110
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		165,000	168,597
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		130,000	137,337
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		275,000	273,357
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		170,000	178,386
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		295,000	277,718
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		120,000	126,330
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		155,000	150,144

			3,449,921

Total corporate bonds and notes (cost $26,015,999)			$26,927,408

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.9%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	$290,345
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$260,000	258,437
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		590,000	602,708
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	203,131
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		370,000	378,641
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		350,000	373,913
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		200,000	207,885
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	570,000	561,681
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		$390,000	400,311
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		260,000	251,390
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		230,000	178,574
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		420,000	442,927
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		235,000	219,287
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		200,000	201,559
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	197,411
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		460,000	503,720
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		270,000	247,426
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		260,000	284,825
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		330,000	344,247
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		280,000	291,835
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		230,000	246,307
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		200,000	155,229
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		380,000	384,043
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		200,000	228,639
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		760,000	654,332
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	598,891

Total foreign government and agency bonds and notes (cost $8,332,441)			$8,707,694

SENIOR LOANS (5.1%)(a)(c)
		Principal amount	Value
Basic materials (0.2%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.914%, 4/3/28 (Netherlands)	EUR	115,000	$128,320
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/26/29		$119,096	119,258

			247,578
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.825%, 3/18/30		245,113	244,959
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.344%, 9/28/28		101,302	96,418
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28		119,077	119,123
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30		77,141	77,382
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 7.104%, 2/28/31		84,576	84,341

			622,223
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.46%, 4/15/27		94,505	86,743
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29		253,970	250,478

			337,221
Consumer cyclicals (1.3%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.845%, 1/3/29		50,000	50,026
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.551%, 3/1/28		49,622	49,793
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 1/24/31		134,325	134,524
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/18/28		213,296	213,985
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31		10,000	9,992
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 11/18/30		64,513	64,662
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.959%, 10/27/28		137,868	127,502
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.571%, 2/25/29		119,086	118,416
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29		95,516	89,922
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28		115,957	115,139
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.104%, 3/24/31		49,875	50,031
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27(In default)(NON)		55,000	825
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29		119,696	119,125
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31		29,850	29,767
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29		274,298	272,636

			1,446,345
Consumer staples (0.1%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27		155,072	155,050

			155,050
Energy (0.3%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.854%, 12/31/30		305,256	305,328

			305,328
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.965%, 9/12/31		119,399	118,865
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 1/20/31		120,000	120,109

			238,974
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.845%, 9/29/28		71,459	71,504
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27		193,881	193,424
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.845%, 5/6/31		70,000	70,061
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28		108,482	108,649
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.847%, 3/10/31		104,475	104,540
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.095%, 2/13/31		119,400	119,213
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.845%, 11/15/28		132,883	133,059
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/22/29		55,687	55,792

			856,242
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Class B3, (CME Term SOFR 1 Month + 3.50%), 8.355%, 2/3/31		49,529	49,658
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29		263,025	262,257
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.605%, 1/18/29		119,400	119,433
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28		119,700	117,512
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.451%, 3/1/29		129,675	129,381
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.845%, 8/31/28		138,239	138,330
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31		119,700	119,850

			936,421
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28		237,010	244,021
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.604%, 4/5/31		80,000	79,888
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.354%, 2/14/31		99,500	98,608

			422,517

Total senior loans (cost $5,634,473)			$5,567,899

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$82,731
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	15,000	18,390
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	22,000	25,698
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28	53,000	69,616

		196,435
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	30,000	25,973
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	27,000	60,506
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	42,000	67,720
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	38,000	33,079
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	53,000	50,880
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	64,000	70,650
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	74,000	91,278
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	42,000	48,027
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	27,000	40,780
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	36,000	32,603
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	48,000	49,584
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	21,000	21,845

		592,925
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	28,000	26,123
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	26,000	30,549
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	72,000	59,035
JD.com, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/29 (China)	29,000	33,234
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	23,000	22,253
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	42,000	39,140
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	58,000	72,761
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	53,000	63,892
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	67,000	99,227

		446,214
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	32,102
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	48,000	54,972

		87,074
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29(R)	32,000	37,296
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	56,000	77,453

		114,749
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	41,000	48,032
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	33,000	31,490
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	16,000	16,542
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	74,000	65,675
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	67,000	68,095
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	32,000	32,272
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	42,000	49,980
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	39,000	46,693
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	26,000	41,119
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	30,000	46,673
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	28,000	29,265
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	14,000	15,904

		491,740
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	67,000	69,328
Alibaba Group Holding, Ltd. 144A cv. sr. unsec. notes 0.50%, 6/1/31 (China)	17,000	20,923
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	47,000	43,569
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	33,000	33,363
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	13,000	16,900
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	10,000	10,793
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	5,000	9,418
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	21,000	42,082
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	59,000	68,774
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	31,000	30,853
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.875%, 3/15/31	20,000	20,810
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30	16,000	21,241
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	42,000	42,063
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	10,000	13,828
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	43,000	51,493
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	71,000	65,786
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	59,000	59,870
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	32,000	33,341
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	3,000	10,323
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	40,000	50,420
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	36,000	43,344
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	66,000	95,073
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	52,000	44,602
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	32,000	33,344
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	59,000	72,629
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	33,000	41,415
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	55,000	20,735
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	62,000	58,754

		1,125,074
Utilities and power (0.1%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	33,000	35,508
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	21,000	46,599
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	31,000	33,612
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	39,000	43,417

		159,136

Total convertible bonds and notes (cost $3,050,670)		$3,213,347

SHORT-TERM INVESTMENTS (29.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	31,173,014	$31,173,014
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	630,000	630,000
U.S. Treasury Bills 5.179%, 11/19/24(SEG)(SEGSF)		$400,000	397,472
U.S. Treasury Bills 5.043%, 12/17/24(SEG)(SEGSF)		200,000	198,092

Total short-term investments (cost $32,398,172)			$32,398,578
TOTAL INVESTMENTS

Total investments (cost $143,944,961)			$144,617,502

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $8,437,817) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	12/18/24	$199,764	$199,138	$(626)
		Japanese Yen	Buy	11/20/24	314,229	314,604	(375)
		New Zealand Dollar	Sell	10/16/24	8,894	8,549	(345)
		Norwegian Krone	Sell	12/18/24	16,467	16,389	(78)
		Swedish Krona	Sell	12/18/24	107,003	106,003	(1,000)
		Swiss Franc	Buy	12/18/24	27,524	27,529	(5)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/24	50,075	49,599	(476)
		Euro	Sell	12/18/24	213,052	212,953	(99)
		Japanese Yen	Sell	11/20/24	147,064	150,460	3,396
		Norwegian Krone	Sell	12/18/24	7,954	7,919	(35)
		Swiss Franc	Buy	12/18/24	40,754	40,663	91
	Citibank, N.A.
		Canadian Dollar	Buy	10/16/24	51,110	51,626	(516)
		Euro	Sell	12/18/24	451,228	449,847	(1,381)
		Norwegian Krone	Sell	12/18/24	64,862	64,531	(331)
		Swedish Krona	Sell	12/18/24	3,746	3,711	(35)
	Goldman Sachs International
		Canadian Dollar	Sell	10/16/24	4,364	4,322	(42)
		Japanese Yen	Buy	11/20/24	672,727	677,580	(4,853)
		Swiss Franc	Buy	12/18/24	216,635	216,187	448
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/16/24	79,800	73,918	(5,882)
		Euro	Sell	12/18/24	447,878	446,509	(1,369)
		Japanese Yen	Buy	11/20/24	170,068	170,391	(323)
		Norwegian Krone	Sell	12/18/24	10,409	10,359	(50)
		Swedish Krona	Sell	12/18/24	33,635	33,300	(335)
		Swiss Franc	Buy	12/18/24	17,874	17,835	39
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	182,196	179,530	(2,666)
		Canadian Dollar	Sell	10/16/24	116,126	115,001	(1,125)
		Norwegian Krone	Sell	12/18/24	120,386	119,690	(696)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/16/24	571,736	545,872	(25,864)
		British Pound	Sell	12/18/24	116,295	114,505	(1,790)
		Euro	Sell	12/18/24	992,680	989,925	(2,755)
		New Zealand Dollar	Sell	10/16/24	524,641	504,253	(20,388)
	NatWest Markets PLC
		British Pound	Sell	12/18/24	54,137	53,338	(799)
		Canadian Dollar	Sell	10/16/24	71,377	70,694	(683)
		Euro	Buy	12/18/24	39,752	39,799	(47)
		Swedish Krona	Sell	12/18/24	173,483	171,774	(1,709)
		Swiss Franc	Buy	12/18/24	27,646	27,585	61
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/16/24	47,299	45,700	(1,599)
		Euro	Sell	12/18/24	629,553	627,698	(1,855)
		Japanese Yen	Buy	11/20/24	363,842	364,163	(321)
		Norwegian Krone	Buy	12/18/24	40,062	39,820	242
		Swedish Krona	Sell	12/18/24	105,787	104,726	(1,061)
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	39,166	38,587	(579)
		Canadian Dollar	Sell	10/16/24	503,408	498,593	(4,815)
		Euro	Sell	12/18/24	6,365	6,345	(20)
		Japanese Yen	Buy	11/20/24	2,909	2,912	(3)
		Norwegian Krone	Sell	12/18/24	130,170	129,564	(606)
	UBS AG
		Australian Dollar	Sell	10/16/24	11,894	11,496	(398)
		Canadian Dollar	Sell	10/16/24	10,281	10,183	(98)
		New Zealand Dollar	Sell	10/16/24	33,672	32,362	(1,310)
		Swedish Krona	Sell	12/18/24	4,883	4,839	(44)
		Swiss Franc	Sell	12/18/24	91,633	92,139	506
	WestPac Banking Corp.
		British Pound	Sell	12/18/24	8,154	8,038	(116)
		Euro	Sell	12/18/24	41,762	41,632	(130)
		New Zealand Dollar	Buy	10/16/24	50,952	49,929	1,023
		Swedish Krona	Buy	12/18/24	43,529	43,203	326

	Unrealized appreciation						6,132

	Unrealized (depreciation)						(89,633)

	Total						$(83,501)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	15	$2,004,505	$2,004,504	Dec-24	$(17,378)
U.S. Treasury Note 2 yr (Short)	90	18,741,797	18,741,797	Dec-24	(43,028)
U.S. Treasury Note Ultra 10 yr (Short)	11	1,301,266	1,301,266	Dec-24	(167)

Unrealized appreciation					—

Unrealized (depreciation)					(60,573)

Total					$(60,573)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.0325)/US SOFR/Aug-27 (Purchased)	Aug-26/3.0325		$2,957,500	$(216,175)	$(1,470)
3.0325/US SOFR/Aug-27 (Purchased)	Aug-26/3.0325		2,957,500	(216,175)	(1,659)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		1,599,600	(203,812)	(43,528)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		1,599,600	(194,656)	25,550
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925		1,463,900	211,220	32,188
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925		1,463,900	211,220	(31,215)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		7,877,100	(522,252)	50,965
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(404,708)	52,992
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(102,895)	(25,180)
Citibank, N.A.
2.585/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	3,597,800	(61,255)	43,257
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,597,800	107,636	33,249
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,597,800	107,636	(14,586)
(2.585)/6 month EUR-EURIBOR/Jul-30 (Purchased)	Jul-25/2.585	EUR	3,597,800	(61,255)	(41,923)
3.945/US SOFR/Apr-37 (Written)	Apr-27/3.945		$770,300	44,562	18,256
(3.945)/US SOFR/Apr-37 (Written)	Apr-27/3.945		770,300	44,562	(16,310)
Deutsche Bank AG
4.367/6 month AUD-BBR-BBSW/Oct-25 (Purchased)	Oct-24/4.367	AUD	23,985,200	(26,437)	43,379
(4.367)/6 month AUD-BBR-BBSW/Oct-25 (Purchased)	Oct-24/4.367	AUD	23,985,200	(26,437)	(26,813)
(4.448)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.448	AUD	5,920,300	129,316	6,733
4.448/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.448	AUD	5,920,300	129,316	14,313
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	5,500,800	(216,900)	24,495
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	5,500,800	(216,900)	(61,521)
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,797,000	(105,667)	(64,577)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,797,000	(105,667)	45,375
4.381/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	2,868,400	63,398	3,310
(4.381)/6 month AUD-BBR-BBSW/Aug-34 (Written)	Aug-29/4.381	AUD	2,868,400	63,398	5,065
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	460,200	64,585	6,899
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	460,200	64,585	8,576
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	440,600	61,951	1,291
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	440,600	61,951	1,832
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	15,498
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(69,236)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$7,660,100	(726,377)	13,773
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	222,693
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(111,305)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	140,284
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(44,086)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(29,638)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	95,503
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	124,686
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(36,156)
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	18,708,500	(455,290)	150,255
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	18,708,500	(455,290)	(207,441)
2.64/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	10,793,300	179,780	129,673
(2.64)/6 month EUR-EURIBOR/Jul-30 (Written)	Jul-25/2.64	EUR	10,793,300	179,780	(156,634)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,195,600	213,637	70,734
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,195,600	213,637	(37,045)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	4,124,600	(103,349)	(31,864)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	4,124,600	(82,059)	(13,535)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,405,400	117,072	10,502
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,405,400	117,072	2,323
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$6,887,200	486,237	(6,192)
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		6,887,200	516,540	234
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	16,626
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	17,694
Mizuho Capital Markets LLC
(3.05)/US SOFR/Dec-29 (Purchased)	Dec-24/3.05		3,257,600	(39,091)	3,831
3.55/US SOFR/Dec-29 (Written)	Dec-24/3.55		3,257,600	10,750	(1,163)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		338,500	(173,352)	(9,305)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		338,500	(166,852)	1,478
Morgan Stanley & Co. International PLC
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,707,000	600,325	(16,384)
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,707,000	600,325	78,866
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	4,039,300	(320,685)	(52,045)
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,765,600	(343,138)	(98,609)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,765,600	(343,138)	34,611
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,816,400	(209,615)	(8,848)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,816,400	(209,615)	(23,863)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	99,206
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(43,263)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(19,319)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	26,565

Unrealized appreciation					1,672,760

Unrealized (depreciation)					(1,344,713)

Total					$328,047

TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $12,876,602) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	$3,000,000	10/15/24	$3,035,207
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	3,000,000	10/15/24	2,998,477
Uniform Mortgage-Backed Securities, 4.50%, 10/1/54	4,000,000	10/15/24	3,932,733
Uniform Mortgage-Backed Securities, 4.00%, 10/1/54	3,000,000	10/15/24	2,881,319

Total			$12,847,736

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
	MYR	16,060,000	$27,918	(E)	$—	12/18/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 Month — Quarterly	3.2975% — Quarterly	$(27,918)

	Upfront premium received				—		Unrealized appreciation		—

	Upfront premium (paid)				—		Unrealized (depreciation)		(27,918)

			Total		$—			Total	$(27,918)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$453,700	$11,434	(E)	$(9)	11/27/39	3.869% — Annually	US SOFR — Annually	$(11,443)
		1,186,200	43,692	(E)	(18)	3/18/36	3.757% — Annually	US SOFR — Annually	(43,710)
		1,260,400	54,655	(E)	(43)	2/20/59	3.485% — Annually	US SOFR — Annually	(54,698)
		774,200	18,716	(E)	(12)	3/21/39	3.815% — Annually	US SOFR — Annually	(18,727)
		494,600	18,729	(E)	(7)	3/31/38	US SOFR — Annually	3.93% — Annually	18,722
		919,300	31,835	(E)	(14)	3/21/39	US SOFR — Annually	3.958% — Annually	31,822
		447,600	25,670	(E)	(15)	3/14/59	US SOFR — Annually	3.57% — Annually	25,655
		378,100	14,413	(E)	(13)	12/18/58	3.455% — Annually	US SOFR — Annually	(14,426)
		481,900	18,669	(E)	(16)	3/14/59	US SOFR — Annually	3.456% — Annually	18,653
		11,116,000	230,179		191,963	9/18/26	4.55% — Annually	US SOFR — Annually	(39,984)
		12,737,000	638,862		(543,821)	9/18/29	US SOFR — Annually	4.35% — Annually	96,142
		1,973,300	139,605		61,609	9/18/34	4.15% — Annually	US SOFR — Annually	(78,024)
		3,162,000	384,126		425,796	9/18/54	3.95% — Annually	US SOFR — Annually	41,854
		63,699,000	663,170	(E)	814,368	12/18/26	3.80% — Annually	US SOFR — Annually	151,198
		10,388,000	199,180	(E)	271,623	12/18/29	3.60% — Annually	US SOFR — Annually	72,443
		12,857,000	125,729	(E)	279,319	12/18/34	3.40% — Annually	US SOFR — Annually	153,591
		970,000	15,340	(E)	(4,339)	12/18/54	3.20% — Annually	US SOFR — Annually	11,000
		5,495,000	62,456	(E)	70,114	12/18/26	3.85% — Annually	US SOFR — Annually	7,658
		81,258,000	1,743,472	(E)	(2,229,668)	12/18/29	US SOFR — Annually	3.65% — Annually	(486,196)
		29,000	406	(E)	805	12/18/34	3.45% — Annually	US SOFR — Annually	399
	AUD	37,700	397	(E)	—	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(397)
	AUD	7,113,000	96,119		(37)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	94,355
	AUD	929,400	11,259	(E)	(12)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(11,271)
	AUD	18,964,000	28,896	(E)	31,971	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	3,075
	AUD	11,068,400	88,137	(E)	21,834	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(66,303)
	AUD	18,387,000	61,297	(E)	36,636	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	97,932
	BRL	2,460,000	31,873		15,465	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(30,307)
	CAD	949,000	4,290	(E)	(2,908)	12/18/26	Canadian Overnight Repo Rate — Semiannually	2.93% — Semiannually	1,382
	CAD	1,011,000	1,683	(E)	1,247	12/18/34	2.79% — Semiannually	Canadian Overnight Repo Rate — Semiannually	2,931
	CHF	975,000	13,607	(E)	(720)	12/18/34	Swiss Average Rate Overnight — Annually	0.71% — Annually	12,888
	CLP	502,560,000	1,375	(E)	1,433	12/18/29	4.30% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	2,808
	CNY	31,060,000	35,659	(E)	(937)	12/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.645% — Quarterly	(36,596)
	COP	701,460,000	56	(E)	(1,601)	12/18/29	Colombia IBR Overnight Rate — Quarterly	7.04% — Quarterly	(1,545)
	CZK	34,590,000	4,662	(E)	(6,254)	12/18/29	6 month CZK-PRIBOR — Semiannually	3.13% — Annually	(1,591)
	EUR	8,591,200	387,256		(188,032)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	346,880
	EUR	578,900	12,195	(E)	(20)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	12,175
	EUR	796,600	7,950	(E)	(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	7,933
	EUR	1,344,600	26,456	(E)	(47)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	26,410
	EUR	2,250,600	107,824	(E)	(78)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(107,902)
	EUR	165,600	7,383	(E)	(6)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(7,389)
	EUR	1,240,900	8,940	(E)	(43)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	8,897
	EUR	349,800	7,936	(E)	(12)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	7,924
	EUR	503,600	17,778	(E)	(17)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(17,795)
	EUR	884,900	17,765	(E)	(32)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	17,733
	EUR	281,500	2,315	(E)	(10)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	2,305
	EUR	4,768,000	30,051	(E)	19,224	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	(10,827)
	EUR	702,300	3,607	(E)	1,410	12/18/34	2.38% — Annually	6 month EUR-EURIBOR — Semiannually	(2,197)
	EUR	3,639,000	22,964	(E)	11,725	12/18/29	2.28% — Annually	6 month EUR-EURIBOR — Semiannually	(11,239)
	EUR	90,000	170	(E)	799	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	630
	GBP	468,000	1,368	(E)	(2,367)	12/18/26	Sterling Overnight Index Average — Annually	3.855% — Annually	(999)
	GBP	605,000	8,107	(E)	(1,449)	12/18/34	Sterling Overnight Index Average — Annually	3.48% — Annually	(9,556)
	HUF	398,850,000	5,405	(E)	(3,950)	12/18/29	6 month HUF-BUBOR-National Bank of Hungary — Semiannually	5.45% — Annually	1,455
	ILS	2,510,000	2,230	(E)	1,535	12/18/29	Israeili Shekel 3 Month TELIBOR — Quarterly	4.10% — Annually	(695)
	INR	30,750,000	1,132	(E)	868	12/18/29	5.93% — Semiannually	INR-FBIL-MIBOR-OIS-Compound — Semiannually	2,001
	KRW	1,147,630,000	2,029	(E)	(1,042)	12/18/29	3 month KRW-CD-KSDA-Bloomberg — Quarterly	2.79% — Quarterly	987
	MXN	3,470,000	1,185	(E)	(926)	12/18/29	Mexico Interbank TIIE 28 Day — 28 Days	8.615% — 28 Days	259
	NOK	10,937,000	7,082	(E)	1,889	12/18/34	3.37% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	8,971
	NZD	1,060,000	132	(E)	(2,893)	12/18/34	3 month NZD-BBR-FRA — Quarterly	3.87% — Semiannually	(2,761)
	PLN	6,110,000	2,205	(E)	(4,972)	12/18/29	6 month WIBOR — Semiannually	4.28% — Annually	(2,767)
	SEK	14,874,000	3,878	(E)	2,205	12/18/34	2.18% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	6,083
	SGD	890,000	5,209	(E)	(218)	12/18/29	Compounded Singapore Overnight Rate Average — Semiannually	2.13% — Semiannually	(5,426)
	THB	51,720,000	5,176	(E)	625	12/18/29	Thailand Overnight Repo Rate ON — Quarterly	2.01% — Quarterly	(4,551)
	ZAR	28,800,000	5,843	(E)	(2,552)	12/18/29	3 month ZAR-JIBAR-SAFEX — Quarterly	7.37% — Quarterly	(8,394)

	Total				$(734,664)				$207,435
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$845,668	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(37,264)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(37,264)

	Total	$—			Total	$(37,264)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$904	$6,664	$916	5/11/63	300 bp — Monthly	$(9)
	CMBX NA BBB-.6 Index	CCC/P	5,468	35,541	4,887	5/11/63	300 bp — Monthly	599
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	296,725	694,000	235,335	12/16/72	500 bp — Monthly	61,968
	CMBX NA BB.6 Index	CCC-/P	125,015	370,027	97,021	5/11/63	500 bp — Monthly	28,303
	CMBX NA BBB-.11 Index	BB+/P	2,310	11,000	1,352	11/18/54	300 bp — Monthly	964
	CMBX NA BBB-.16 Index	BBB-/P	6,137	27,000	4,217	4/17/65	300 bp — Monthly	1,934
	Goldman Sachs International
	CMBX NA BBB-.11 Index	BB+/P	186	1,000	123	11/18/54	300 bp — Monthly	64
	CMBX NA BBB-.13 Index	BB+/P	39,670	149,000	33,763	12/16/72	300 bp — Monthly	5,982
	CMBX NA BBB-.16 Index	BBB-/P	616	3,000	469	4/17/65	300 bp — Monthly	149
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	8,906	111,000	44,644	5/11/63	500 bp — Monthly	(35,645)
	CMBX NA BB.6 Index	CCC-/P	221,364	221,296	58,024	5/11/63	500 bp — Monthly	163,524
	CMBX NA BBB-.11 Index	BB+/P	2,864	26,000	3,195	11/18/54	300 bp — Monthly	(319)
	CMBX NA BBB-.8 Index	B/P	9,980	58,017	7,090	10/17/57	300 bp — Monthly	2,919
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	17,571	132,000	10,771	12/16/72	200 bp — Monthly	6,844
	CMBX NA A.13 Index	A-/P	17,205	132,000	10,771	12/16/72	200 bp — Monthly	6,477
	CMBX NA BB.6 Index	CCC-/P	5,703	26,247	6,882	5/11/63	500 bp — Monthly	(1,157)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	50,378	145,643	38,188	5/11/63	500 bp — Monthly	12,312
	CMBX NA BBB-.16 Index	BBB-/P	3,638	16,000	2,499	4/17/65	300 bp — Monthly	549

Upfront premium received			814,640		Unrealized appreciation			292,588

Upfront premium (paid)			—		Unrealized (depreciation)			(37,130)

	Total		$814,640				Total	$255,458
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(174,025)	$375,000	$150,825	11/17/59	(500 bp) — Monthly	$(23,512)
	CMBX NA BB.10 Index	(84,631)	210,000	84,462	11/17/59	(500 bp) — Monthly	(344)
	CMBX NA BB.10 Index	(84,631)	210,000	84,462	11/17/59	(500 bp) — Monthly	(344)
	CMBX NA BB.10 Index	(44,734)	111,000	44,644	11/17/59	(500 bp) — Monthly	(182)
	CMBX NA BB.6 Index	(71,848)	279,965	73,407	5/11/63	(500 bp) — Monthly	1,326
	CMBX NA BB.8 Index	(39,403)	85,520	31,882	10/17/57	(500 bp) — Monthly	(7,592)
	CMBX NA BBB-.10 Index	(54,703)	182,000	31,504	11/17/59	(300 bp) — Monthly	(23,289)
	CMBX NA BBB-.13 Index	(39,512)	138,000	31,271	12/16/72	(300 bp) — Monthly	(8,310)
	CMBX NA BBB-.6 Index	(17,795)	42,205	5,803	5/11/63	(300 bp) — Monthly	(12,013)
	CMBX NA BBB-.8 Index	(12,363)	58,017	7,090	10/17/57	(300 bp) — Monthly	(5,303)
	Goldman Sachs International
	CMBX NA BB.6 Index	(28,297)	83,887	21,995	5/11/63	(500 bp) — Monthly	(6,372)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	81,244	11/17/59	(500 bp) — Monthly	69,582
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.10 Index	(106,386)	329,000	56,950	11/17/59	(300 bp) — Monthly	(49,601)
	CMBX NA BBB-.11 Index	(9,269)	38,000	4,670	11/18/54	(300 bp) — Monthly	(4,618)
	CMBX NA BBB-.13 Index	(3,498)	11,000	2,493	12/16/72	(300 bp) — Monthly	(1,012)

	Upfront premium received	—			Unrealized appreciation		70,908

	Upfront premium (paid)	(782,589)			Unrealized (depreciation)		(142,492)

	Total	$(782,589)				Total	$(71,584)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(349,992)	$4,800,000	$350,261	12/20/29	500 bp — Quarterly	$2,269

	Total		$(349,992)					$2,269
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,970,033.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$988,147	$13,115,842	$14,103,989	$69,653	$—
	Putnam Short Term Investment Fund Class P‡	26,886,899	20,271,703	15,985,588	1,282,197	31,173,014

	Total Short-term investments	$27,875,046	$33,387,545	$30,089,577	$1,351,850	$31,173,014
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $185,459.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $253,997.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,113,710 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $400,307 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $376,183 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $253,997 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$3,213,347	$—
Corporate bonds and notes	—	26,927,408	—
Foreign government and agency bonds and notes	—	8,707,694	—
Mortgage-backed securities	—	31,316,094	—
Senior loans	—	5,567,899	—
U.S. government and agency mortgage obligations	—	36,351,741	—
U.S. treasury obligations	—	134,741	—
Short-term investments	630,000	31,768,578	—

Totals by level	$630,000	$143,987,502	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(83,501)	$—
Futures contracts	(60,573)	—	—
Forward premium swap option contracts	—	328,047	—
TBA sale commitments	—	(12,847,736)	—
Interest rate swap contracts	—	914,181	—
Total return swap contracts	—	(37,264)	—
Credit default contracts	—	504,084	—

Totals by level	$(60,573)	$(11,222,189)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$145,600,000
Written swap option contracts (contract amount)	$74,800,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$12,500,000
OTC interest rate swap contracts (notional)	$2,500,000
Centrally cleared interest rate swap contracts (notional)	$269,400,000
OTC total return swap contracts (notional)	$1,500,000
OTC credit default contracts (notional)	$8,000,000
Centrally cleared credit default contracts (notional)	$5,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com